Components of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 101,933	$ 102,101
Accumulated Amortization	(43,199)	(40,202)
Net Book Value	58,734	61,899
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Indefinite	22,060	22,199
Net Book Value, Indefinite	22,060	22,199
Contract rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	65,113	65,102
Accumulated Amortization	(28,449)	(25,428)
Net Book Value, Finite	$ 36,664	$ 39,674
Amortization Period	12 years	12 years
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 14,760	$ 14,800
Accumulated Amortization	(14,750)	(14,774)
Net Book Value, Finite	$ 10	$ 26
Amortization Period	1 year	1 year